Class K [Member] Average Annual Total Returns - Class K	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Municipal Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.25%	0.80%	2.34%
Class K Shares
Prospectus [Line Items]
Average Annual Return, Percent	3.30%	0.57%	2.08%
Class K Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.30%	0.54%	2.06%
Class K Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.53%	1.11%	2.28%